Transactions with Related Parties, Castor Ships (Details)	6 Months Ended	8 Months Ended	12 Months Ended				22 Months Ended
	Dec. 31, 2023 USD ($) $ / d	Mar. 07, 2023 $ / d	Dec. 31, 2023 USD ($) Vessel	Jun. 30, 2023 USD ($) $ / d	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / d
Transactions with Related Parties [Abstract]
Due from related party - non-current	$ 4,504,340		$ 4,504,340		$ 3,514,098
Due from related party - current	5,650,168		5,650,168		2,664,976
Due to related parties	$ 541,666		$ 541,666		$ 227,622
Castor Ships [Member] | Panamax Dry Bulk [Member]
Transactions with Related Parties [Abstract]
Number of vessels acquired | Vessel					1
Number of vessels sold | Vessel			3
Castor Ships [Member] | Kamsarmax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel			2
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	386
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	$ 4,504,340		$ 4,504,340		$ 3,514,098
Due from related party - current	2,283,209		2,283,209		0
Due to related parties	0		0		227,622
Related Party [Member] | Castor Ships [Member] | Vessels [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commission			0		235,500	$ 0
Related Party [Member] | Castor Ships [Member] | Net Gain on Sale of Vessels [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commission			664,000		0	$ 0
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee							$ 300,000
Daily fee for services | $ / d							250
Commission rate on charter agreements							1.25%
Commission rate on each vessel sale and purchase transaction							1.00%
Due to related parties	107,099		$ 107,099		227,408
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee	800,000			$ 750,000
Commission rate on charter agreements				1.25%
Commission rate on each vessel sale and purchase transaction				1.00%
Recovery fee multiplier				2
Term of agreement			8 years
Renewal term of agreement			8 years
Termination fee multiplier			7
Funding period for advance to cover vessel daily operating costs			2 months
Due from related party - current	$ 605,688		$ 605,688		0
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Containership and Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	986			925
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		975
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				325
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	$ 4,504,340		4,504,340		3,514,098
Due from related party - current	1,740,931		1,740,931
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	43,689		43,689
Due to related parties					214
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	$ 3,366,959		$ 3,366,959		$ 2,664,976
Related Party [Member] | Pavimar [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				600